Shareholders' equity and other equity instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Shareholders equity and other equity instruments [Line Items]
Summary of Issued Share Capital Attributable to Shareholders

	June 30, 2026	December 31, 2025

Share capital - par value	229	229

Share premium	6,853	6,853

Total share capital	7,082	7,082

Share capital - par value

Balance on January 1	229	241

Shares withdrawn	-	(12)

Closing balance	229	229

Summary of Basic Earnings Per Share

Continuing and discontinued operations	1H 2026	1H 2025

Net result attributable to owners of Aegon Ltd.	614	584

Coupons on perpetual securities	(37)	(19)

Net result attributable to owners for basic earnings per share calculation	577	565

Net result attributable to common shareholders	574	562

Net result attributable to common shareholders B	3	3

Weighted average number of common shares outstanding (in millions)	1,489	1,573

Weighted average number of common shares B outstanding (in millions)	328	345

Basic earnings per common share (EUR per share)	0.39	0.36

Basic earnings per common share B (EUR per share)	0.01	0.01

Summary of Dividend Per Share

	EUR per common share
Year	Interim	Final	Total
2026	0.21 1	n.a.	n.a.

2025	0.19	0.21 2	0.40

1	Proposed.
2	Approved by AGM on June 10, 2026.

Summary of Revaluation Reserves

	Investments FVOCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Investment contracts with DPF	Reinsurance contracts held	Total

On January 1, 2026	(2,434)	8	469	1,821	-	(2,384)	(2,519)

Gross revaluation	(683)	-	65	399	(1)	(169)	(388)

Net (gains) / losses transferred to income statement	(13)	-	(42)	-	-	-	(55)

Movements in foreign currency translation and net foreign investment hedging reserves	(80)	-	13	56	-	(69)	(79)

Tax effect	113	-	(5)	(86)	-	36	59

On June 30, 2026	(3,097)	8	501	2,191	(1)	(2,586)	(2,984)

On January 1, 2025	(4,426)	9	724	2,795	-	(2,808)	(3,706)

Gross revaluation	1,605	1	(97)	(833)	-	119	795

Net (gains) / losses transferred to income statement	342	-	(127)	-	-	-	215

Movements in foreign currency translation and net foreign investment hedging reserves	464	(1)	(79)	(297)	-	326	413

Tax effect	(419)	-	49	174	-	(22)	(218)

Disposal of group assets	-	(1)	-	-	-	-	(1)

Other	-	-	-	(17)	-	-	(17)

On December 31, 2025	(2,434)	8	469	1,821	-	(2,384)	(2,519)

Summary of Revaluation Reserve for Investments Measured at FVOCI
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

	June 30, 2026	December 31, 2025

Shares	3	3

Debt securities	(3,094)	(2,431)

Money market and other short-term investments	(6)	(6)

Revaluation reserve for investments measured at FVOCI	(3,097)	(2,434)